Note 18 - Trade and Other Payables - Trade and Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Trade payables due to related parties	[1]	$ 4,685	$ 28,864
Other trade payables		17,764	19,813
Employee withholding tax		1,044	325
VAT		1,162	7,361
Payroll tax	[2]	799	761
Total		$ 25,454	$ 57,125

[1]	See Note 26 for more information.
[2]	Includes accruals for social security costs related to share-based remuneration.